Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value (in thousands):

	Quoted Prices for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
September 30, 2020
Money market funds(1)	$39,737	$—	$—
December 31, 2019
Money market funds(1)	$24,432	$—	$—

(1)	Included in cash and cash equivalents in the accompanying condensed consolidated balance sheets.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value (in thousands):

	Quoted Market Prices for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
At December 31, 2018
Money market funds(1)	$10,217	$—	$—
Certificate of deposits(1)(2)	—	51,415	—
At December 31, 2019
Money market funds(1)	$24,432	$—	$—

(1)	Included in cash and cash equivalents in the accompanying consolidated balance sheets.
(2)	Included in short-term investments in the accompanying consolidated balance sheets.